Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts and Notes Receivable, Net
5.	ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$
Accounts receivable	610,960	749,456	120,790
Notes receivable	—	905	146

Allowance for doubtful debts	(547)	(10,416)	(1,678)

	610,413	739,945	119,258

As of December 31, 2013 and 2014, all accounts and notes receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2013	2014
	RMB	RMB	US$
Balance at beginning of the year	341	547	88
Provision	502	9,924	1,599
Write-off of accounts receivable	(296)	(55)	(9)

Balance at the end of the year	547	10,416	1,678

Additions to the Company’s allowance for doubtful accounts were recorded within general and administrative expenses for the years ended December 31, 2012, 2013 and 2014.